Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 6,320	$ 6,786
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,249	3,840
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	856	1,027
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	573	838
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,642	$ 1,081
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,991
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,768
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	645
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	359
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,219
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,279
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,481
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	211
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	164
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	423
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	50
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 50